Accounts Receivable and Other Receivables - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Receivables [Abstract]
Beginning balance	$ 434	$ 513	$ 286
Additional provision recorded	857	170	227
Net write-offs	(326)	(249)
Ending balance	$ 965	$ 434	$ 513